Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
Amounts are in thousands, except share and per share data

Note A - Summary of Significant Accounting Policies

Description of Business:  Ohio Valley Banc Corp. ("Ohio Valley") is a financial holding company registered under the Bank Holding Company Act of 1956.  Ohio Valley has one banking subsidiary, The Ohio Valley Bank Company (the "Bank"), as well as a subsidiary that engages in consumer lending to individuals with higher credit risk history, Loan Central, Inc., and a subsidiary insurance agency that facilitates the receipts of insurance commissions, Ohio Valley Financial Services Agency, LLC.  Ohio Valley and its subsidiaries are collectively referred to as the “Company”.

The Company provides a full range of commercial and retail banking services from 21 offices located in central and southeastern Ohio and western West Virginia.  It accepts deposits in checking, savings, time and money market accounts and makes personal, commercial, floor plan, student, construction and real estate loans.  Substantially all loans are secured by specific items of collateral, including business assets, consumer assets, and commercial and residential real estate. Commercial loans are expected to be repaid from cash flow from business operations. The Company also offers safe deposit boxes, wire transfers and other standard banking products and services.  The Bank's deposits are insured by the Federal Deposit Insurance Corporation.  In addition to accepting deposits and making loans, the Bank invests in U. S. Government and agency obligations, interest-bearing deposits in other financial institutions and investments permitted by applicable law.

 The Bank's trust department provides a wide variety of fiduciary services for trusts, estates and benefit plans and also provides investment and security services as an agent for its customers.

Principles of Consolidation: The consolidated financial statements include the accounts of Ohio Valley and its wholly-owned subsidiaries, the Bank, Loan Central, Inc., a consumer finance company, and Ohio Valley Financial Services Agency, LLC, an insurance agency.   All material intercompany accounts and transactions have been eliminated.

Industry Segment Information:  Internal financial information is primarily reported and aggregated in two lines of business, banking and consumer finance.

Use of Estimates in the Preparation of Financial Statements: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Areas involving the use of management’s estimates and assumptions that are more susceptible to change in the near term involve the allowance for loan losses, mortgage servicing rights, deferred tax assets, the fair value of certain securities, the fair value of financial instruments and the determination and carrying value of impaired loans and other real estate owned.

Cash and Cash Equivalents: Cash and cash equivalents include cash on hand, interest and noninterest-bearing deposits with banks and federal funds sold. Generally, federal funds are purchased and sold for one-day periods. The Company reports net cash flows for customer loan transactions, deposit transactions, short-term borrowings and interest-bearing deposits with other financial institutions.

Securities: The Company classifies securities into held to maturity and available for sale categories. Held to maturity securities are those which the Company has the positive intent and ability to hold to maturity and are reported at amortized cost. Securities classified as available for sale include securities that could be sold for liquidity, investment management or similar reasons even if there is not a present intention of such a sale. Available for sale securities are reported at fair value, with unrealized gains or losses included in other comprehensive income, net of tax.

Premium amortization is deducted from, and discount accretion is added to, interest income on securities using the level yield method without anticipating prepayments, except for mortgage-backed securities where prepayments are anticipated. Gains and losses are recognized upon the sale of specific identified securities on the completed trade date.

Other-Than-Temporary-Impairments of Securities:  In determining an other-than-temporary-impairment (“OTTI”), management considers many factors, including: (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, (3) whether the market decline was affected by macroeconomic conditions, and (4) whether the Company has the intent to sell the debt security or more likely than not will be required to sell the debt security before its

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note A - Summary of Significant Accounting Policies (continued)

anticipated recovery. The assessment of whether an OTTI decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

When an OTTI occurs, the amount of the OTTI recognized in earnings depends on whether an entity intends to sell the security or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis, less any current-period credit loss. If an entity intends to sell or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis, less any current-period credit loss, the OTTI shall be recognized in earnings equal to the entire difference between the investment's amortized cost basis and its fair value at the balance sheet date. If an entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery of its amortized cost basis less any current-period loss, the OTTI shall be separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total OTTI related to the credit loss is determined based on the present value of cash flows expected to be collected and is recognized in earnings. The amount of the total OTTI related to other factors is recognized in other comprehensive income, net of applicable taxes. The previous amortized cost basis less the OTTI recognized in earnings becomes the new amortized cost basis of the investment.

Federal Home Loan Bank (”FHLB”) Stock:  The Bank is a member of the FHLB system.  Members are required to own a certain amount of stock based on the Bank's level of borrowings from the FHLB and other factors, and may invest in additional amounts.  FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value.  Both cash and stock dividends are reported as income.

Loans: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, net of unearned interest, deferred loan fees and costs, and an allowance for loan losses. Interest income is reported on an accrual basis using the interest method and includes amortization of net deferred loan fees and costs over the loan term using the level yield method without anticipating prepayments.

The amount of the Company's recorded investment is not materially different than the amount of unpaid principal balance for loans at December 31, 2011.

Interest income is discontinued and the loan moved to non-accrual status when full loan repayment is in doubt, typically when the loan is impaired or payments are past due 90 days or over unless the loan is well-secured or in process of collection. Past due status is based on the contractual terms of the loan.  In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.  Nonaccrual loans and loans past due 90 days or over and still accruing include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans.

All interest accrued but not received for loans placed on nonaccrual is reversed against interest income.  Interest received on such loans is accounted for on the cash-basis method until qualifying for return to accrual.  Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Loan Losses:  The allowance for loan losses is a valuation allowance for probable incurred credit losses.  Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.  Management estimates the allowance balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions, and other factors.  Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management's judgment, should be charged‑off.

The allowance consists of specific and general components.  The specific component relates to loans that are individually classified as impaired.  A loan is impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  Impaired loans generally consist of loans with balances of $200 or more on nonaccrual status or nonperforming in nature.  Loans for which the terms have been modified and for which the borrower is experiencing financial difficulties are considered troubled debt restructurings and classified as impaired.

 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note A - Summary of Significant Accounting Policies (continued)

        Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length and reasons for the delay, the borrower's prior payment record, and the amount of shortfall in relation to the principal and interest owed.

Commercial and commercial real estate loans are individually evaluated for impairment.  If a loan is impaired, a portion of the allowance is allocated so that the loan is reported, net, at the present value of estimated future cash flows using the loan's existing rate or at the fair value of collateral if repayment is expected solely from the collateral.  Smaller balance homogeneous loans, such as consumer and most residential real estate, are collectively evaluated for impairment, and accordingly, they are not separately identified for impairment disclosure.  Troubled debt restructurings are measured at the present value of estimated future cash flows using the loan's effective rate at inception.  If a troubled debt restructuring is considered to be a collateral dependent loan, the loan is reported, net, at the fair value of the collateral.  For troubled debt restructurings that subsequently default, the Company determines the amount of reserve in accordance with the accounting policy for the allowance for loan losses.

The general component covers non‑impaired loans and impaired loans that are not individually reviewed for impairment and is based on historical loss experience adjusted for current factors.  The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Company over the most recent 3 years.  This actual loss experience is supplemented with other economic factors based on the risks present for each portfolio segment.  These economic factors include consideration of the following:  levels of and trends in delinquencies and impaired loans; levels of and trends in charge-offs and recoveries; trends in volume and terms of loans; effects of any changes in risk selection and underwriting standards; other changes in lending policies, procedures, and practices; experience, ability, and depth of lending management and other relevant staff; national and local economic trends and conditions; industry conditions; and effects of changes in credit concentrations.  The following portfolio segments have been identified:  Commercial Real Estate, Commercial and Industrial, Residential Real Estate, and Consumer.

Commercial and industrial loans consist of borrowings for commercial purposes to individuals, corporations, partnerships, sole proprietorships, and other business enterprises.  Commercial and industrial loans are generally secured by business assets such as equipment, accounts receivable, inventory, or any other asset excluding real estate and generally made to finance capital expenditures or operations.  The Company's risk exposure is related to deterioration in the value of collateral securing the loan should foreclosure become necessary.  Generally, business assets used or produced in operations do not maintain their value upon foreclosure which may require the Company to write-down the value significantly to sell.

Commercial real estate consists of nonfarm, nonresidential loans secured by owner-occupied and nonowner-occupied commercial real estate as well as commercial construction loans.  An owner-occupied loan relates to a borrower purchased building or space for which the repayment of principal is dependent upon cash flows from the ongoing business operations conducted by the party, or an affiliate of the party, who owns the property.  Owner-occupied loans that are dependent on cash flows from operations can be adversely affected by current market conditions for their product or service.  A nonowner-occupied loan is a property loan for which the repayment of principal is dependent upon rental income associated with the property or the subsequent sale of the property.  Nonowner-occupied loans that are dependent upon rental income are primarily impacted by local economic conditions which dictate occupancy rates and the amount of rent charged.  Commercial construction loans consist of borrowings to purchase and develop raw land into 1-4 family residential properties.  Construction loans are extended to individuals as well as corporations for the construction of an individual or multiple properties and are secured by raw land and the subsequent improvements.  Repayment of the loans to real estate developers is dependent upon the sale of properties to third parties in a timely fashion upon completion.  Should there be delays in construction or a downturn in the market for those properties, there may be significant erosion in value which may be absorbed by the Company.

Residential real estate loans consist of loans to individuals for the purchase of 1-4 family primary residences with repayment primarily through wage or other income sources of the individual borrower.  The Company's loss exposure to these loans is dependent on local market conditions for residential properties as loan amounts are determined, in part, by the fair value of the property at origination.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note A - Summary of Significant Accounting Policies (continued)

Consumer loans are comprised of loans to  individuals  secured by automobiles,  open-end home equity loans  and  other  loans to  individuals for  household, family, and other personal expenditures, both secured and unsecured.  These loans typically have maturities of 5 years or less with repayment dependent on individual wages and income.  The risk of loss on consumer loans is elevated as the collateral securing these loans, if any, rapidly depreciate in value or may be worthless and/or difficult to locate if repossession is necessary.  In recent fiscal years covering 2009, 2010, and 2011, one of the most significant portions of the Company's net loan charge-offs have been from consumer loans.  Never the less, the Company has allocated the highest percentage of its allowance for loan losses as a percentage of loans to the other identified loan portfolio segments due to the larger dollar balances associated with such portfolios.

Concentrations of Credit Risk:  The Company grants residential, consumer and commercial loans to customers located primarily in the southeastern Ohio and western West Virginia areas.

The following represents the composition of the Company’s loan portfolio as of December 31:

% of Total Loans
	2011	2010
Residential real estate loans	37.85%	36.94%
Commercial real estate loans	36.68%	35.34%
Consumer loans	17.92%	19.10%
Commercial and industrial loans	7.55%	8.62%
	100.00%	100.00%
Approximately 3.98% of total loans are unsecured.

The Bank, in the normal course of its operations, conducts business with correspondent financial institutions. Balances in correspondent accounts, investments in federal funds, certificates of deposit and other short-term securities are closely monitored to ensure that prudent levels of credit and liquidity risks are maintained.  At December 31, 2011, the Bank’s primary correspondent balance was $42,402 on deposit at the Federal Reserve Bank, Cleveland, Ohio.

Premises and Equipment:  Land is carried at cost.  Premises and equipment are stated at cost less accumulated depreciation, which is computed using the straight-line or declining balance methods over the estimated useful life of the owned asset and, for leasehold improvement, over the remaining term of the leased facility, whichever is shorter. The useful lives range from 3 to 8 years for equipment, furniture and fixtures and 7 to 39 years for buildings and improvements.

Foreclosed assets:  Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis.  These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. If fair value declines subsequent to foreclosure, a valuation allowance is recorded through expense.  Operating costs after acquisition are expensed. Foreclosed assets totaled $4,256 and $4,403 at December 31, 2011 and 2010.

Goodwill:  Goodwill resulting from business combinations prior to January 1, 2009 represents the excess of the purchase price over the fair value of the net assets of businesses acquired.  Goodwill resulting from business combinations after January 1, 2009, is generally determined as the excess of the fair value of the consideration transferred, plus the fair value of any noncontrolling interests in the acquiree, over the fair value of the net assets acquired and liabilities assumed as of the acquisition date.  Goodwill acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but tested for impairment at least annually. The Company has selected December 31, 2011 as the date to perform the annual impairment test.  Goodwill is the only intangible asset with an indefinite life on our balance sheet.

Long-term Assets:  Premises and equipment and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

Mortgage Servicing Rights: A mortgage servicing right (“MSR”) is a contractual agreement where the right to service a mortgage loan is sold by the original lender to another party. When the Company sells mortgage loans to the secondary market, it retains the servicing rights to these loans. The Company’s MSR is recognized separately when acquired through sales of loans and is initially recorded at fair value with the income statement effect recorded in mortgage banking income. Subsequently, the MSR is then amortized in

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note A - Summary of Significant Accounting Policies (continued)

proportion to and over the period of estimated future servicing income of the underlying loan. The MSR is then evaluated for impairment periodically based upon the fair value of the rights as compared to the carrying amount, with any impairment being recognized through a valuation allowance. Fair value of the MSR is based on market prices for comparable mortgage servicing contracts. Impairment is determined by stratifying rights into groupings based on predominant risk characteristics, such as interest rate, loan type and investor type.  If the Company later determines that all or a portion of the impairment no longer exists for a particular grouping, a reduction of the allowance may be recorded as an increase to income.  At December 31, 2011 and 2010, the Company’s MSR asset portfolio was  $430 and $434, respectively.

Repurchase Agreements: Substantially all repurchase agreement liabilities represent amounts advanced by various customers. Securities are pledged to cover these liabilities, which are not covered by federal deposit insurance.

Earnings Per Share: Earnings per share is based on net income divided by the following weighted average number of common shares outstanding during the periods: 4,001,435 for 2011; 3,984,229 for 2010; 3,983,034 for 2009.  Ohio Valley had no dilutive securities outstanding for any period presented.

Income Taxes: Income tax expense is the sum of the current year income tax due or refundable and the change in deferred tax assets and liabilities.  Deferred tax assets and liabilities are the expected future tax consequences of temporary differences between the carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized. The Company recognizes interest and/or penalties related to income tax matters in income tax expense.

 A tax position is recognized as a benefit only if it is "more likely than not" that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur.  The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.  For tax positions not meeting the "more likely than not" test, no tax benefit is recorded.  The Company recognizes interest and/or penalties related to income tax matters in income tax expense.

Comprehensive Income: Comprehensive income consists of net income and other comprehensive income. Other comprehensive income includes unrealized gains and losses on securities available for sale which are also recognized as separate components of equity, net of tax.

Loss Contingencies: Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there now are such matters that will have a material effect on the financial statements.

Bank Owned Life Insurance and Annuity Assets:  The Company has purchased life insurance policies on certain key executives.  Bank owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement. The Company also purchased an annuity investment in December 2011 that will earn interest.

ESOP: Compensation expense is based on the market price of shares as they are committed to be allocated to participant accounts.

Adoption of New Accounting Standards:
       In December 2010, the Financial Accounting Standards Board (“FASB”) amended existing guidance relating to goodwill impairment testing. This guidance requires that if the carrying amount of a reporting unit is zero or negative, a qualitative assessment be performed to determine if it is more likely than not that goodwill is impaired.  Step 2 of the impairment test shall be performed if it is determined that it is more likely than not that goodwill is impaired. The amendments in this guidance were effective for fiscal years, and interim periods within those years, beginning after December 15, 2010.  The effect of adopting this standard did not have a material effect on the Company's operating results or financial condition.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note A - Summary of Significant Accounting Policies (continued)

In April 2011, the FASB issued guidance within the ASU 2011-02 A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring (“TDR”). ASU 2011-02 clarifies when a loan modification or restructuring is considered a TDR. This guidance was effective for the first interim or annual period beginning on or after June 15, 2011, and was applied retrospectively to the beginning of the annual period of adoption. The adoption of this guidance created additional TDR disclosures within Note C – Loans and Allowance for Loan Losses, but did not have an impact on the Company's consolidated financial statements.

In May 2011, the FASB issued an amendment to achieve common fair value measurement and disclosure requirements between U.S. and International accounting principles. Overall, the guidance is consistent with existing U.S. accounting principles; however, there are some amendments that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements.  This guidance is effective for the first interim or annual period beginning on or after December 15, 2011.  The Company is currently evaluating the impact of this amendment and does not anticipate a significant impact to its consolidated financial statements.

In June 2011, the FASB amended existing guidance and eliminated the option to present the components of other comprehensive income as part of the statements of changes in shareholders' equity. The amendment requires that comprehensive income be presented in either a single continuous statement or in two separate consecutive statements.  The amendments in this guidance are effective as of the beginning of a fiscal reporting year, and interim periods within that year, that begins after December 15, 2011.  Early adoption is permitted.  The Company is currently evaluating the impact of this amendment and does not anticipate a significant impact to its consolidated financial statements.

Loan Commitments and Related Financial Instruments:  Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs.  The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay.  These financial instruments are recorded when they are funded.  See Note J for more specific disclosure related to loan commitments.

Dividend Restrictions:  Banking regulations require maintaining certain capital levels and may limit the dividends paid by the Bank to Ohio Valley or by Ohio Valley to its shareholders.   See Note N for more specific disclosure related to dividend restrictions.

Restrictions on Cash:  Cash on hand or on deposit with Fifth Third Bank and the Federal Reserve Bank of $44,018 and $52,233 was required to meet regulatory reserve and clearing requirements at year-end 2011 and 2010.  The balances at Fifth Third Bank do not earn interest.

Fair Value of Financial Instruments:  Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note M.  Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items.  Changes in assumptions or in market conditions could significantly affect the estimates.

Reclassifications: The consolidated financial statements for 2010 and 2009 have been reclassified to conform with the presentation for 2011.  These reclassifications had no effect on the net results of operations or shareholders’ equity.